Offerings	Aug. 12, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value per share
Fee Rate	0.01531%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 144,788,668.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 22,167.15
Offering Note	(1) The securities registered hereunder include such indeterminate number of (a) ordinary shares, (b) debt securities, (c) warrants to purchase ordinary shares and (d) units consisting of some or all of these securities in any combination, as may be sold from time to time by the registrant. There are also being registered hereunder an indeterminate number of ordinary shares as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. (2) Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement shall also cover any additional shares of the registrant's securities that become issuable by reason of any stock splits, stock dividend or similar transaction. (3) The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units.
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value per share
Carry Forward Form Type	F-3
Carry Forward File Number	333-267646
Carry Forward Initial Effective Date	Oct. 11, 2022
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	F-3
Carry Forward File Number	333-267646
Carry Forward Initial Effective Date	Oct. 11, 2022
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	F-3
Carry Forward File Number	333-267646
Carry Forward Initial Effective Date	Oct. 11, 2022
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	F-3
Carry Forward File Number	333-267646
Carry Forward Initial Effective Date	Oct. 11, 2022
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 55,211,332.00
Carry Forward Form Type	F-3
Carry Forward File Number	333-267646
Carry Forward Initial Effective Date	Oct. 11, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 5,118.09
Offering Note	The registrant previously paid registration fees in the aggregate of $18,540 with respect to a Registration Statement on Form F-3 (File No. 333-267646) (the "Prior Registration Statement"). Pursuant to Rule 415(a)(6) ("Rule 415(a)(6)") promulgated under the Securities Act of 1933, as amended (the "Securities Act"), the securities registered pursuant to this Registration Statement on Form F-3 (this "Registration Statement") include $55,211,332 of securities previously registered on the Prior Registration Statement which remain unsold (the "Unsold Securities"). Pursuant to Rule 415(a)(6), the registration fee of $5,118.09 associated with the offering of the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) is hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this Registration Statement. The registrant is also registering new securities on this Registration Statement with an aggregate maximum offering price of $144,788,668 (the "New Securities"), which aggregate offering price is not specified as to each class of securities in reliance upon Rule 457(o) promulgated under the Securities Act. A filing fee of $22,167.15 with respect to the New Securities is being paid in connection with the filing of this Registration Statement. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.